                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-06346

                Morgan Stanley Quality Municipal Investment Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                          COUPON    MATURITY
THOUSANDS                                                                           RATE       DATE         VALUE
---------                                                                          ------    --------   ------------
            TAX-EXEMPT MUNICIPAL BONDS (159.0%)
            ALABAMA (1.1%)
 $  2,000   Jefferson County, Alabama, School Ser 2004 A                             5.50%   01/01/22   $  2,160,420
                                                                                                        ------------
            ALASKA (3.2%)
    4,000   North Slope Borough, Alaska, Ser 2000 B (MBIA Insd)                      0.00    06/30/09      3,869,240
    3,000   Northern Tobacco Securitization Corporation, Alaska, Asset Backed
               Ser 2006 A                                                            5.00    06/01/46      2,526,300
                                                                                                        ------------
                                                                                                           6,395,540
                                                                                                        ------------
            CALIFORNIA (21.3%)
    4,000   California, Economic Recovery Ser 2004 (MBIA Insd)                       5.00    07/01/16      5,372,800
    3,000   California Health Facilities Financing Authority, Cedars-Sinai
               Medical Center Ser 2005                                               5.00    11/15/34      2,973,540
    2,000   California Infrastructure & Economic Development Bank, The Scripps
               Research Institute Ser 2005 A                                         5.00    07/01/29      2,059,220
    3,000   California Statewide Communities Development, John Muir Health
               Ser 2006 A                                                            5.00    08/15/32      2,987,340
    3,000   California, Various Purpose dtd 05/01/03                                 5.00    02/01/24      3,096,690
    2,000   Golden State Tobacco Securitization Corporation, California,
               Enhanced Asset Backed Ser 2005 A (AMBAC Insd)                         5.00    06/01/45      1,926,280
    3,000   Golden State Tobacco Securitization Corporation, California,
               Enhanced Asset Backed Ser 2005 A (AMBAC Insd)                         5.00    06/01/29      3,007,320
    4,000   Golden State Tobacco Securitization Corporation, California,
               Enhanced Asset Backed Ser 2007 A-1                                    5.75    06/01/47      3,834,720
    4,000   Golden State Tobacco Securitization Corporation, California,
               Enhanced Asset Backed Ser 2007 A-1##                                  5.13    06/01/47      3,464,692
    1,920   Los Angeles Department of Water & Power, California, Water 2004
               Ser C (MBIA Insd)                                                     5.00    07/01/23      2,021,434
    2,000   Los Angeles, California, Ser 2004 A (MBIA Insd)                          5.00    09/01/24      2,103,920
    4,000   Oxnard Financing Authority, California, Wastewater 2004
               Ser A (FGIC Insd)                                                     5.00    06/01/29      4,127,840
    4,000   San Francisco City & County, California, Laguna Honda Hospital
               Ser 2005 I (FSA Insd)##                                               5.00    06/15/30      4,148,780
    2,000   Tobacco Securitization Authority of Northern California, Sacramento
               County Tobacco Securitization Corporation Ser 2006 A-1                5.00    06/01/37      1,724,120
                                                                                                        ------------
                                                                                                          42,848,696
                                                                                                        ------------
            COLORADO (4.1%)
    1,585   Colorado Educational & Cultural Facilities Authority, Peak to Peak
               Charter School Refg & Impr Ser 2004 (XLCA Insd)                       5.25    08/15/34      1,607,269
      240   Colorado Housing & Finance Authority, 2000 Ser D-2 (AMT)                 6.90    04/01/29        251,878
    5,000   Colorado Springs, Colorado, Utilities Ser 2001 A                         5.00    11/15/29      5,076,300
    1,500   University of Colorado Hospital Authority, Ser A                         5.00    11/15/37      1,389,570
                                                                                                        ------------
                                                                                                           8,325,017
                                                                                                        ------------
            DISTRICT OF COLUMBIA (2.6%)
    2,000   District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)                  5.00    02/01/31      2,004,580
    3,000   Metropolitan Washington Airports Authority, District of Columbia &
               Virginia, Ser 2004 C-1 (AMT) (FSA Insd) #                             5.00    10/01/20      3,127,860
                                                                                                        ------------
                                                                                                           5,132,440
                                                                                                        ------------
            FLORIDA (16.1%)
    6,890   Florida State Board of Education, Capital Outlay Refg Ser 2001 D         5.38    06/01/18      7,490,119
    3,000   Highlands County Health Facilities Authority, Florida, Adventist
               Health Refg Ser 2005 C                                                5.00    11/15/31      2,983,260
    1,900   Jacksonville, Florida, Sales Tax Ser 2001 (AMBAC Insd)                   5.50    10/01/18      2,042,804
    2,000   Martin County, Florida, Utilities Ser 2001 (FGIC Insd)                   5.00    10/01/26      2,053,820
    1,000   Miami-Dade County, Florida, Ser 2005 A (MBIA Insd)                       0.00++  10/01/30        773,620
    8,000   South Miami Health Facilities Authority, Florida, Baptist Health
               Ser 2007##                                                            5.00    08/15/42      7,932,760
    1,000   St Johns, Florida, Industrial Development Authority, Glenmoor
               Refg 2006 Ser A                                                       5.38    01/01/40        877,100
    8,000   Tamp Bay Water Authority, Ser 2001 B (FGIC Insd)                         5.00    10/01/31      8,115,760
                                                                                                        ------------
                                                                                                          32,269,243
                                                                                                        ------------
            GEORGIA (11.5%)
    3,000   Atlanta, Georgia, Airport Passenger Facilities Charge Airport
               Ser 2004 J (FSA Insd)                                                 5.00    01/01/34      3,064,050
   10,000   Georgia Road & Tollway Authority, Ser 2001                               5.38    03/01/17     10,948,399
    2,000   Georgia Road & Tollway Authority, Ser 2001                               5.00    10/01/23      2,130,660
    3,000   Georgia Road & Tollway Authority, Ser 2001                               5.00    10/01/23      3,195,990
    2,000   Municipal Electric Authority of Georgia, Combustion Turbine
               Ser 2002 A (MBIA Insd)                                                5.25    11/01/21      2,123,040
    1,500   Municipal Electric Authority of Georgia, Combustion Turbine
               Ser 2002 A (MBIA Insd)                                                5.25    11/01/22      1,592,280
                                                                                                        ------------
                                                                                                          23,054,419
                                                                                                        ------------
            HAWAII (3.8%)
    7,000   Hawaii, Airports Second Ser of 1991 (AMT) (ETM)                          6.90    07/01/12      7,681,660
                                                                                                        ------------
            IDAHO (0.4%)

    1,000   Madison County Industrial Development Authority, Idaho, Madison
            Memorial Hospital Ser 2006 COPs                                          5.25    09/01/37        886,020
                                                                                                        ------------
            ILLINOIS (1.1%)
    2,000   Chicago, Illinois, O' Hare Int'l Airport Third Lien
               Ser 2003 B-2 (AMT) (FSA Insd)                                         5.75    01/01/23      2,143,520
                                                                                                        ------------
            INDIANA (3.0%)
    3,000   Indiana Health & Educational Facility Financing Authority,
               Clarian Health 2006 A                                                 5.25    02/15/40      2,993,010
    3,000   Indiana Health Facilities Financing Authority, Community Health
               Ser 2005 A (AMBAC Insd)                                               5.00    05/01/35      2,979,900
                                                                                                        ------------
                                                                                                           5,972,910
                                                                                                        ------------
            IOWA (1.7%)
    1,275   Coralville Iowa Urban Renewal Ser 2007 C                                 5.50    06/01/47      1,163,412
    2,200   Coralville Iowa, Marriot Hotel & Convention Center Ser 2006 D COPs       5.25    06/01/26      2,280,960
                                                                                                        ------------
                                                                                                           3,444,372
                                                                                                        ------------
            KENTUCKY (5.8%)
    5,000   Louisville & Jefferson County Metropolitan Sewer District,
               Kentucky, Ser 1999 A (FGIC Insd)                                      5.75    05/15/33      5,223,250
    2,925   Louisville & Jefferson County Metropolitan Sewer District,
               Kentucky, Ser 2001 A (MBIA Insd)                                     5.375    05/15/20      3,164,645
    3,075   Louisville & Jefferson County Metropolitan Sewer District,
               Kentucky, Ser 1999 A (MBIA Insd)                                     5.375    05/15/21      3,284,377
                                                                                                        ------------
                                                                                                          11,672,272
                                                                                                        ------------
            MARYLAND (7.3%)
    1,000   Baltimore County, Maryland, Oak Crest Village Ser 2007 A                 5.00    01/01/37        923,230
    1,000   Maryland Health & Higher Edlucational Facilities Authority,
               University of Maryland Medical Ser 2006 A                             5.00    07/01/41        985,570
    1,500   Maryland Health & Higher Educational Facilities Authority, King Farm
               Presbyterian Community 2006 Ser B                                     5.00    01/01/17      1,494,600
    3,000   Maryland Health & Higher Educational Facilities Authority, Medstar
               Health Refg Ser 2004                                                  5.38    08/15/24      3,067,890
    2,500   Maryland Health & Higher Educational Facilities Authority,
               University of Maryland Medical Ser 2001                               5.25    07/01/11+     2,726,750
    2,000   Maryland Health & Higher Educational Facilities Authority,
               University of Maryland Medical Ser 2002                               5.75    07/01/12+     2,258,100
    3,000   Northeast Maryland Waste Disposal Authority, Montgomery County
               Ser 2003 (AMT) (AMBAC Insd)                                           5.50    04/01/16      3,241,410
                                                                                                        ------------
                                                                                                          14,697,550
                                                                                                        ------------
            MASSACHUSETTS (0.5%)
      415   Massachusetts Bay Transportation Authority, Assess 2000 Ser A            5.25    07/01/30        431,384
      575   Massachusetts Bay Transportation Authority, Assess 2000 Ser A            5.25    07/01/10+       614,434
                                                                                                        ------------
                                                                                                           1,045,818
                                                                                                        ------------
            MICHIGAN (3.3%)
    3,000   Michigan State Hospital Finance Authority, Henry Ford Health Refg
               Ser 2006 A                                                            5.25    11/15/46      2,976,630
    3,500   Michigan Strategic Fund, Detroit Edison Co Ser 2001 C                    5.45    09/01/29      3,578,995
                                                                                                        ------------
                                                                                                           6,555,625
                                                                                                        ------------
            MISSOURI (1.0%)
      915   Fenton, Missouri, Gravois Bluffs Refg Ser 2006                           4.50    04/01/21        919,401
    1,000   Missouri Health & Educational Facilities Authority, Lutheran Senior
               Services Ser 2005 A                                                   5.38    02/01/35      1,003,470
                                                                                                        ------------
                                                                                                           1,922,871
                                                                                                        ------------
            NEBRASKA (1.0%)
    2,000   Nebraska Public Power District, Ser 2005 C (FGIC Insd)                   5.00    01/01/41      2,021,420
                                                                                                        ------------
            NEVADA (3.1%)
    2,000   Clark County, Nevada, Airport Sub Lien Ser 2004 A (AMT) (FGIC Insd)      5.50    07/01/22      2,112,600
    2,925   Las Vegas Water District, Nevada, Impr and Refg Ser 2003 A
               (FGIC Insd)                                                           5.25    06/01/22      3,121,151
    1,000   Reno, Nevada, Renown Regional Medical Center Ser 2007 A                  5.25    06/01/37        980,130
                                                                                                        ------------
                                                                                                           6,213,881
                                                                                                        ------------
            NEW JERSEY (8.5%)
    1,000   New Jersey Economic Development Authority, Cigarette Tax Ser 2004        5.75    06/15/34        996,690
    5,000   New Jersey Turnpike Authority, Ser 2003 A (AMBAC Insd)                   5.00    01/01/30      5,101,950
    7,000   New Jersey, 2001 Ser H***                                                5.25    07/01/19      7,978,179
    3,000   Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1A        4.63    06/01/26      2,625,060
    3,000   Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1B        0.00    06/01/41        320,310
                                                                                                        ------------
                                                                                                          17,022,189
                                                                                                        ------------
            NEW YORK (15.4%)
    2,000   Long Island Power Authority, New York, Ser 2004 A (AMBAC Insd)           5.00    09/01/34      2,004,920
    3,000   Metropolitan Transportation Authority, New York, State Service
               Contract Refg Ser 2002 B (MBIA Insd)                                  5.50    07/01/20      3,267,180
    3,000   Metropolitan Transportation Authority, New York, State Service
               Contract Refg Ser 2002 A (MBIA Insd)                                  5.50    01/01/19      3,267,180
    3,000   Nassau County Tobacco Settlement Corporation, New York, Ser 2006 A-3     5.13    06/01/46      2,871,480
    2,000   New York City Industrial Development Agency, Queens Baseball Stadium
               Ser 2006 (FGIC Insd)                                                  5.00    03/01/46      2,000,600
    3,000   New York City Municipal Water Finance Authority, 2003 Ser A              5.38    06/15/18      3,271,170
    4,000   New York City Municipal Water Finance Authority, New York, 1998
               Ser D (MBIA Insd)                                                     4.75    06/15/25      4,026,480

    5,000   New York City Municipal Water Finance Authority, New York, 2002
               Ser G (FSA Insd)                                                      5.00    06/15/34      5,094,400
    2,000   New York City Transitional Finance Authority, New York, Refg 2003
               Ser  A                                                                5.50++  11/01/26      2,189,760
    2,000   New York State Energy & Research Development Authority, Brooklyn
               Union Gas Co 1991 Ser B                                               9.26**  07/01/26      2,062,240
    1,000   Seneca Nation of Indians, New York, Ser 2007 A****                       5.00    12/01/23        921,180
                                                                                                        ------------
                                                                                                          30,976,590
                                                                                                        ------------
            NORTH CAROLINA (1.1%)
    1,100   North Carolina Medical Care Commission, Salemtowne Refg Ser 2006         5.10    10/01/30      1,004,256
    1,200   University of North Carolina, Chapel Hill Ser 2003                       5.00    12/01/24      1,268,604
                                                                                                        ------------
                                                                                                           2,272,860
                                                                                                        ------------
            OHIO (1.6%)
    3,000   Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A             5.75    10/01/18      3,196,080
                                                                                                        ------------
            PENNSYLVANIA (7.3%)
    2,000   Allegheny County Redevelopment Authority, Pennsylvania, West Penn
               Allegheny Health Ser 2007 A ##                                        5.38    11/15/40      1,743,340
    5,000   Lehigh County General Purpose Authority, Pennsylvania, St Luke's
               Hospital of Bethlehem Ser 2003                                        5.25    08/15/13+     5,606,150
    5,000   Pennsylvania Turnpike Commission, Ser A 2004 (AMBAC Insd)                5.00    12/01/34      5,107,000
    2,000   Pennsylvania, First Ser 2003 (MBIA Insd)##                               5.00    01/01/13+     2,210,910
                                                                                                        ------------
                                                                                                          14,667,400
                                                                                                        ------------
            SOUTH CAROLINA (6.0%)
    3,000   Charleston Educational Excellence Financing Corporation, South
               Carolina, Charleston County School District Ser 2005                  5.25    12/01/29      3,088,050
       40   Lexington County, South Carolina, Health Services District Inc.,
               Lexington Medical Center Ser 2007                                     5.00    11/01/16         42,804
      205   Richland County Environmental Inprovement, South Carolina,
               2007 Refg Ser A                                                       4.60    09/01/12        207,485
    1,500   South Carolina Public Service Authority, 2002 Refg Ser A (FSA Insd)      5.13    01/01/20      1,627,500
    1,000   South Carolina Public Service Authority, 2002 Refg Ser A (FSA Insd)      5.13    01/01/21      1,069,850
    4,000   South Carolina Public Service Authority, Santee Cooper
               Ser 2003 Refg A (Ambac Insd)                                          5.00    01/01/27      4,102,760
    1,945   South Carolina ST Public Sevice Authority                                5.00    01/01/29      1,963,264
                                                                                                        ------------
                                                                                                          12,101,713
                                                                                                        ------------
            TENNESSEE (4.5%)
    5,000   Sullivan County Health Educational & Housing Facilities Board,
               Tennessee, Wellmont Health Ser 2006 C                                 5.25    09/01/36      4,768,799
    4,000   Tennessee Energy Acquisition Corporation, Ser 2006 A##                   5.25    09/01/19      4,202,660
                                                                                                        ------------
                                                                                                           8,971,459
                                                                                                        ------------
            TEXAS (14.8%)
    1,090   Aldine Independent School District, Texas, Bldg & Refg
               Ser 2001 (PSF)                                                        5.00    02/15/26      1,128,455
    3,910   Aldine Independent School District, Texas, Bldg & Refg
               Ser 2001 (PSF)                                                        5.00    02/15/11+     4,202,038
    2,000   Alliance Airport Authority, Texas, Federal Express Corp Refg
               Ser 2006 (AMT Insd)                                                   4.85    04/01/21      1,941,320
    1,000   Austin, Texas, Water & Wastewater, ROLS RR II R-674 (FSA Insd)          10.38**  05/15/27      1,098,460
    5,000   Dallas-Fort Worth International Airport, Texas, Ser 2003 A
               (AMT) (FSA Insd)                                                      5.38    11/01/22      5,221,200
   10,000   Houston, Texas, Combined Utility First Lien Refg 2004
               Ser A (FGIC Insd)                                                     5.25    05/15/23     10,515,100
    4,500   Houston, Texas, Combined Utility First Lien Refg 2004
               Ser A (MBIA Insd)                                                     5.25    05/15/25      4,699,035
    1,000   Tarrant County Cultural Educational Facilities Finance Corp, Texas,
               Air Force Village II Inc Ser 2007                                     5.13    05/15/37        958,980
                                                                                                        ------------
                                                                                                          29,764,588
                                                                                                        ------------
            UTAH (1.5%)
    3,000   Salt Lake City, Utah, IHC Hospital Inc. Refg Ser 1991 (AMBAC Insd)       8.86**  05/15/20      3,021,120
                                                                                                        ------------
            VIRGINIA (0.8%)
    1,750   Fairfax County Economic Development Authority, Virginia,
               Residential Care Facilities, Goodwin House Inc Ser 2007               5.13    10/01/37      1,667,908
                                                                                                        ------------
            WASHINGTON (5.6%)
    2,000   Grant County Public Utilities District #2, Washington, Wanapum 2005
               Ser A (FGIC Insd)                                                     5.00    01/01/29      2,046,260
    2,000   Lewis County Public Utility District #1, Washington, Cowlitz Falls
               Refg Ser 2003 (MBIA Insd)                                             5.00    10/01/22      2,086,600
    1,000   Port of Seattle, Washington, Passenger Facility Ser 1998 A
               (MBIA Insd)##                                                         5.00    12/01/23      4,056,560
    3,000   Port of Seattle, Washington, Sub Lien Ser 1999 A (FGIC Insd)             5.25    09/01/22      3,177,420
                                                                                                        ------------
                                                                                                          11,366,840
                                                                                                        ------------

            TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $312,568,370)                                         319,472,441
                                                                                                        ------------

NUMBER OF
  SHARES
  (000)
            SHORT-TERM INVESTMENT (a) (2.3%)
            INVESTMENT COMPANY
    4,599   Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -
               Institutional Class (Cost $4,599,389)                                                       4,599,389
                                                                                                        ------------
            TOTAL INVESTMENTS (Cost $317,167,759)                                                        324,071,830
                                                                                                        ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (-10.6%)
 ($21,175)  Notes with interest rates ranging from 2.23% to 3.78% at January 31,
               2008 and contractual maturities of collateral ranging from
               01/01/13 to 06/01/47 +++ (b) (Cost $(21,323,780))                                         (21,323,780)
                                                                                                        ------------
            TOTAL NET INVESTMENTS (Cost $295,843,979) (b) (c)                       150.7                302,748,050
            OTHER ASSETS IN EXCESS OF LIABILITES                                      1.6                  3,150,854
            PREFERRED SHARES OF BENEFICIAL INTEREST                                 (52.3)              (105,022,148)
                                                                                    -----               ------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                            100.0%               200,876,756
                                                                                    =====               ============

Percentages are calculated as a percentage of net assets.

AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

ETM  Escrowed to Maturity.

PSF  Taxas Permanent School Fund Guarantee Program.

ROLS Reset Option Longs.

+    Prerefunded to call date shown.

++ Security is a "step-up" bond where the coupon increases on predetermined future date.

+++ Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at January 31, 2008.

* Underlying securities related to inverse floaters entered into by the Trust.

** Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in inverse floating rate municipal obligations have a total value of $6,181,820 which represents 3.1% of net assets applicable to common shareholders.

*** All or a portion of this security has been physically segregated in connection with open futures contracts in the amount of $185,155.

**** Resale is restricted to qualified institutional investors.

#    Joint exemption in locations shown.

## Floating Rate Note Obligations Related to Securities Held - The Trust enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2008, Trust investments with a value of $27,759,702 are held by the Dealer Trusts and serve as collateral for the $21,323,780 in floating rate note obligations outstanding at that date.

(a) The Trust invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class. For the period ended January 31, 2008, advisory fees paid were reduced by $988 relating to the Trust's investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class. Income distributions earned by the Trust totaled $159,673, for the period ended January 31, 2008.

(b) Securities have been designated as collateral in an amount equal to $87,811,922 in connection with open futures contracts.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond insurance:

AMBAC AMBAC Assurance Corporation.

FGIC Financial Guaranty Insurance Company.

FSA  Financial Security Assurance Inc.

MBIA Municipal Bond Investors Assurance Corporation.

XLCA XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2008:

                                                                          UNREALIZED
NUMBER OF   LONG/       DESCRIPTION, DELIVERY         UNDERLYING FACE    APPRECIATION/
CONTRACTS   SHORT          MONTH AND YEAR             AMOUNT AT VALUE   (DEPRECIATION)
---------   -----   -------------------------------   ---------------   --------------
    41      Long    U.S. Treasury Notes 2 Year,
                       March 2008                       $ 8,741,969       $  21,002
    13      Long    U.S. Treasury Bonds 20 Year,
                       March 2008                         1,551,063          12,528
   283      Long    U.S. Treasury Swaps 10 Year,
                       March 2008                        32,213,361         541,064
   144      Short   U.S. Treasury Notes 5 Year,
                       March 2008                       (16,272,000)       (388,043)
   261      Short   U.S. Treasury Notes 10 Year,
                       March 2008                       (30,463,594)       (282,514)
                                                                          ---------
                    NET UNREALIZED DEPRECIATION........................   $ (95,963)
                                                                          =========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Investment Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008


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